SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Customers Accounting for Ten Percent or More of Accounts Receivable) (Details) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Customer B [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable from customer		[1]	24.70%
Customer C [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable from customer	52.10%		0.00%
Customer D [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable from customer	0.00%		17.30%
Customer E [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable from customer	0.00%		11.60%

[1]	The amount was less than 10%.